Share Capital, reserves and retained earnings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital Reserves And Retained Earnings [Abstract]
Summary of Changes in Equity Interest

As at December 31, 2020, 2019 and 2018 the equity attributable to owners of the Company is analysed as follows:

	31/12/20	31/12/19	31/12/18
Share capital	54,853	54,853	54,853
Reserves	13,043	17,147	17,198
Retained earnings	6,448	31,126	64,496
Total	74,344	103,126	136,547

Disclosure of Share Capital Owned

Share capital is owned, as at December 31, 2020, 2019 and 2018, as follows:

	31/12/20	31/12/19	31/12/18
Mr. Pasquale Natuzzi	56.5%	56.5%	56.5%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.4%	38.4%	38.4%
Total	100.0%	100.0%	100.0%

Analysis of Share Capital Reserves

An analysis of “Reserves” is as follows:

	31/12/20	31/12/19	31/12/18
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Foreign operations translation reserve	1,954	5,846	5,282
Remeasurement of defined benefit plan	(370)	(158)	457
Total	13,043	17,147	17,198

Analysis of Share Capital Reserves

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2020

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(3,575)	—	(3,575)
Share of OCI of equity-method investees	(373)	—	(373)
Actuarial gains on employees’ leaving entitlement	—	(212)	(212)
Total	(3,948)	(212)	(4,160)

Year ended December 31, 2019

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	475	—	475
Share of OCI of equity-method investees	111	—	111
Actuarial losses on employees’ leaving entitlement	—	(615)	(615)
Total	586	(615)	(29)

Year ended December 31, 2018

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	497	—	497
Share of OCI of equity-method investees	(246)	—	(246)
Actuarial gains on employees’ leaving entitlement	—	573	573
Total	251	573	824

Disclosure of Net Debt to Equity Ratio

The Group’s net debt to equity ratio as at December 31, 2020 and 2019 is as follows:

	31/12/20	31/12/19
Total liabilities	280,636	264,576
Less cash and cash equivalents	(48,187)	(39,799)
Net debt (a)	232,449	224,777
Total equity (b)	75,364	104,818
Net debt to equity ratio (a/b)	3.08	2.14